ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
ACCRUED EXPENSES
Operation, maintenance and telecommunication services		Rp 8,013	Rp 7,093
General, administrative and marketing expenses		2,219	2,664
Salaries and benefits		2,299	2,684
Interest and bank charges		238	189
Total	$ 888	Rp 12,769	Rp 12,630